RELATED PARTY TRANSACTIONS - Borrowings from related parties and interest expense (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	$ 141,912	$ 93,794
Repayments made for related parties' borrowings	73,573	35,807
Related party | Borrowings from Related Parties and Interest Expense
RELATED PARTY TRANSACTIONS
Proceeds from related parties' borrowings	0	93,794
Repayments made for related parties' borrowings	$ 61,005	$ 35,807